GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Major customers) (Details) - Revenue [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	13.00%	5.00%	0.00%	[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	11.00%	10.00%	9.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	9.00%	11.00%	8.00%
Customer D [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenue from customer	7.00%	10.00%	7.00%

[1]	Represents an amount lower than $ 1.